LEASES - Cash flows information for operating leases (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
LEASES
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$ 653	$ 708	$ 82